Equity accounted investments - Cash flows (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY-ACCOUNTED INVESTMENTS
Total cash paid	R (91)	R (35)	R (396)
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Total cash paid	(91)	0	0
Century
EQUITY-ACCOUNTED INVESTMENTS
Total cash paid	0	0	(373)
Glint
EQUITY-ACCOUNTED INVESTMENTS
Total cash paid	R 0	R (35)	R (23)